Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	$ (347.0)		$ (246.6)	$ (325.3)	$ (7.3)
Notes and accounts receivable	197,586.1	$ 7,122.8	145,480.3
Trade receivables [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	193,386.2		142,525.0
Trade receivables [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	(347.0)		(246.6)
Notes and accounts receivable	193,733.2		142,771.6
Trade receivables [member] | FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 4,199.9		$ 2,955.3